Investments In Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Unconsolidated Business [Abstract]
Schedule Of Investments In Unconsolidated Businesses

	(dollars in millions)
At December 31,	Ownership	2011	2010
Equity Investees
Vodafone Omnitel	23.1%	$2,083	$2,002
Other	Various	1,320	1,471

Total equity investees		3,403	3,473

Cost Investees	Various	45	24

Total investments in unconsolidated businesses		$3,448	$3,497

Schedule Of Summarized Financial Information For Equity Investees, Balance Sheet

	(dollars in millions)
At December 31,	2011	2010
Current Assets	$3,720	$3,620
Noncurrent Assets	8,469	7,568

Total Assets	$12,189	$11,188

Current liabilities	$6,123	$5,509
Noncurrent liabilities	8	8
Equity	6,058	5,671

Total liabilities and equity	$12,189	$11,188

Schedule Of Summarized Financial Information For Equity Investees, Income Statement

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Net revenue	$12,668	$12,356	$12,903
Operating income	4,021	4,156	4,313
Net income	2,451	2,563	2,717